Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor [Line Items]
Auditor Firm ID	1295	1402
Auditor Name	BDO LLP	Grant Thornton
Auditor Location	London, United Kingdom	Dublin, Ireland